SHARE CAPITAL (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF ISSUED SHARE CAPITAL
	Number of shares	Amount HK$

Issued and fully paid:

At April 1, 2024, September 30, 2024 (Unaudited), March 31, 2025 (Audited) and September 30, 2025 (Unaudited)	10,000,000	78,000